Convertible Notes Payable (Details) (USD $)	Mar. 31, 2014	Jan. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Unpaid Principal	$ 657,500	$ 2,703,000	$ 2,703,000	$ 3,732,500	$ 2,157,500	$ 1,312,500
Unamortized Discount					(19,312)	(96,728)
Convertible notes payable	657,500			3,732,500	2,138,188	1,160,814
2010 Notes (A)
Unpaid Principal	407,500			562,500	562,500	562,500
Unamortized Discount					(19,312)	(96,728)
Convertible notes payable					543,188	465,772
2011 Notes (B)
Unpaid Principal	0			645,000	645,000	550,000
Unamortized Discount					0	0
Convertible notes payable					645,000	550,000
2011 Notes (C)
Unpaid Principal	50,000			1,700,000	950,000	200,000
Unamortized Discount					0	0
Convertible notes payable					950,000	200,000
2012 Notes (D)
Unpaid Principal	$ 200,000			$ 825,000